Income Taxes - Components of Net Deferred Income Tax Assets and Liabilities (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Deferred tax assets:
Allowance for doubtful accounts	₨ 415	$ 6	₨ 415
Other deductible temporary difference	243,950	3,763	202,505
Net operating loss	12,845	198	379,920
Gross deferred tax assets	257,210	3,967	582,840
Valuation allowance	(12,845)	(198)	(8,569)	$ (132)	₨ (37)	₨ (61,129)
Total gross deferred tax assets	244,365	3,769	574,271
Deferred tax liabilities:
Depreciation and amortization	(1,261,828)	(19,458)	(988,897)
Gain on sale of non-controlling interest	(19,335)	(298)	(19,333)
Other comprehensive income	(10,028)	(154)
Other taxable temporary differences			(1,428)
Total gross deferred tax liabilities	(1,291,191)	(19,910)	(1,009,658)
Net deferred tax liability	₨ (1,046,826)	$ (16,141)	₨ (435,387)